Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.98%

Aerospace & Defense 1.97%

Aerovironment, Inc.*	235,293	$16,132
Axon Enterprise, Inc.*	359,656	22,838
Total		38,970

Auto Components 1.54%

Fox Factory Holding Corp.*	391,562	30,385

Banks 1.63%

CenterState Bank Corp.	412,794	10,188
Webster Financial Corp.	196,629	10,447
Western Alliance Bancorp*	122,823	5,868
Wintrust Financial Corp.	74,630	5,687
Total		32,190

Biotechnology 13.85%

Agios Pharmaceuticals, Inc.*	127,249	7,116
Allogene Therapeutics, Inc.*	279,796	8,380
Amarin Corp. plc ADR*	666,220	12,458
Argenx SE ADR*	190,017	24,335
Array BioPharma, Inc.*	648,948	14,673
Audentes Therapeutics, Inc.*	319,825	12,086
Blueprint Medicines Corp.*	356,814	26,979
CareDx, Inc.*	920,339	25,042
Denali Therapeutics, Inc.*	751,511	18,389
FibroGen, Inc.*	107,031	5,002
Invitae Corp.*	679,465	16,049
Mirati Therapeutics, Inc.*	206,214	12,268
Myovant Sciences Ltd. (United Kingdom)*(a)	659,200	11,193
Repligen Corp.*	483,322	32,566
Sage Therapeutics, Inc.*	108,247	18,210
Sarepta Therapeutics, Inc.*	67,921	7,943
uniQure NV (Netherlands)*(a)	369,330	20,753
Total		273,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
Building Products 0.80%

Trex Co., Inc.*	226,829	$15,713

Capital Markets 0.79%

Evercore, Inc. Class A	102,014	9,939
Noah Holdings Ltd. ADR*	103,896	5,646
Total		15,585

Communications Equipment 1.31%

Acacia Communications, Inc.*	391,812	22,678
Quantenna Communications, Inc.*	129,520	3,154
Total		25,832

Construction & Engineering 0.64%

NV5 Global, Inc.*	198,286	12,560

Diversified Consumer Services 5.31%

Bright Horizons Family Solutions, Inc.*	219,129	28,081
Chegg, Inc.*	1,032,226	36,799
Grand Canyon Education, Inc.*	223,070	25,852
Strategic Education, Inc.	98,225	14,080
Total		104,812

Electrical Equipment 0.95%

Generac Holdings, Inc.*	342,328	18,825

Electronic Equipment, Instruments & Components 0.51%

Novanta, Inc.*	115,673	10,066

Energy Equipment & Services 1.14%

Cactus, Inc. Class A*	622,515	22,597

Entertainment 1.34%

World Wrestling Entertainment, Inc. Class A	315,798	26,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.40%

BJ’s Wholesale Club Holdings, Inc.*	791,981	$22,453
Sprouts Farmers Market, Inc.*	242,083	5,185
Total		27,638

Food Products 0.85%

Calavo Growers, Inc.	175,256	16,791

Health Care Equipment & Supplies 9.51%

Glaukos Corp.*	576,705	41,598
Insulet Corp.*	110,315	9,515
iRhythm Technologies, Inc.*	282,229	21,537
Masimo Corp.*	160,807	20,929
Nevro Corp.*	162,341	10,018
Penumbra, Inc.*	209,702	28,205
Tactile Systems Technology, Inc.*	207,675	10,334
Tandem Diabetes Care, Inc.*	743,044	45,630
Total		187,766

Health Care Providers & Services 0.78%

Guardant Health, Inc.*	235,127	15,403

Health Care Technology 1.68%

Inspire Medical Systems, Inc.*	466,750	24,126
Teladoc, Health Inc.*	158,209	8,999
Total		33,125

Hotels, Restaurants & Leisure 3.41%

Dave & Buster’s Entertainment, Inc.	206,787	11,754
Planet Fitness, Inc. Class A*	734,087	55,570
Total		67,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
Household Durables 2.38%

iRobot Corp.*	209,717	$21,714
Roku, Inc.*	398,792	25,359
Total		47,073

Information Technology Services 6.64%

EPAM Systems, Inc.*	102,891	18,455
Okta, Inc.*	329,121	34,238
Twilio, Inc. Class A*	324,304	44,475
Verra Mobility Corp.*	793,686	10,731
Wix.com Ltd. (Israel)*(a)	172,926	23,200
Total		131,099

Insurance 0.97%

eHealth, Inc.*	313,754	19,057

Interactive Media & Services 1.20%

Cargurus, Inc.*	580,800	23,662

Internet & Direct Marketing Retail 3.43%

Etsy, Inc.*	696,595	47,048
Jumia Technologies AG ADR*	480,154	20,632
Total		67,680

Leisure Products 3.23%

Malibu Boats, Inc. Class A*	525,633	21,877
YETI Holdings, Inc.*	1,173,693	41,877
Total		63,754

Life Sciences Tools & Services 0.43%

Codexis, Inc.*	432,529	8,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
Machinery 2.11%

Chart Industries, Inc.*	286,644	$25,302
RBC Bearings, Inc.*	118,337	16,277
Total		41,579

Pharmaceuticals 1.27%

GW Pharmaceuticals plc ADR*	148,527	25,147

Professional Services 2.00%

Insperity, Inc.	331,075	39,583

Semiconductors & Semiconductor Equipment 3.13%

Inphi Corp.*	450,815	20,584
Monolithic Power Systems, Inc.	138,004	21,489
Semtech Corp.*	365,908	19,711
Total		61,784

Software 21.27%

Alarm.com Holdings, Inc.*	157,103	11,135
Alteryx, Inc. Class A*	350,477	31,066
Anaplan, Inc.*	356,801	14,047
Appian Corp.*	372,343	13,438
Coupa Software, Inc.*	370,056	38,238
Elastic NV*	170,117	14,553
Everbridge, Inc.*	589,445	43,554
Five9, Inc.*	705,406	37,436
HubSpot, Inc.*	114,828	21,185
Mimecast Ltd.*	530,143	27,308
New Relic, Inc.*	270,626	28,481
Pagerduty, Inc.*	113,648	5,330
Paycom Software, Inc.*	79,466	16,094
Paylocity Holding Corp.*	244,618	23,618
RingCentral, Inc. Class A*	198,090	23,052
Trade Desk, Inc. (The) Class A*	179,736	39,808
Zscaler, Inc.*	461,464	31,523
Total		419,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 0.51%

RH*	94,325	$10,066
Total Common Stocks (cost $1,276,008,403)		1,934,375

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.09%

Repurchase Agreement

Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $42,585,000 of U.S. Treasury Note at 1.375% due 5/31/2021; value: $42,027,605; proceeds: $41,200,992 (cost $41,199,333)	$41,199	41,199
Total Investments in Securities 100.07% (cost $1,317,207,736)		1,975,574
Liabilities in Excess of Other Assets (0.07)%		(1,358)
Net Assets 100.00%		$1,974,216

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,934,375	$—	$—	$1,934,375
Short-Term Investment
Repurchase Agreement	—	41,199	—	41,199
Total	$1,934,375	$41,199	$—	$1,975,574

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

A summary of inputs used in valuing the Fund’s investments as of April 30, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.